Variable Interest Entity (VIE) (Details) - Schedule of Condensed Cash Flow Statement - Variable Interest Entity, Primary Beneficiary [Member]	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by operating activities	¥ 127,238,346	$ 19,500,429	¥ 193,845,889	¥ 101,291,046
Net cash used in investing activities	(109,815,861)	(16,830,275)	(126,445,437)	(98,597,356)
Net cash used in financing activities	(50,000)	(7,663)	(40,770,037)	(2,663,285)
Effect of exchange rate on cash and cash equivalents	1,479,386	226,729	(327,988)
Net increase in cash and cash equivalents	18,851,871	2,889,220	26,302,427	1,433,789
Cash and cash equivalents, beginning of year	40,397,850	6,191,336	14,095,423	12,661,634
Cash and cash equivalents, end of year	¥ 59,249,721	$ 9,080,556	¥ 40,397,850	¥ 14,095,423